CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 0	$ 0	$ 0	$ 0
Operating Expenses
Research and development	(536,775)	(179,246)	(1,135,513)	(1,219,515)
General and administrative	(235,967)	(48,753)	(319,857)	(447,264)
Total Operating Expenses	(772,742)	(227,999)	(1,455,370)	(1,666,779)
Operating Loss	(772,742)	(227,999)	(1,455,370)	(1,666,779)
Interest Expense	0	(34,533)	(681,780)	(8,633)
Change in Fair Value of Derivative Liability	(47,500)	10,200	353,500	13,500
Net Loss	$ (820,242)	$ (252,332)	$ (1,783,650)	$ (1,661,912)
Loss Per Share - Basic and Diluted (in dollars per share)	$ 0.05	$ 0.02	$ (0.14)	$ (0.14)
Weighted Average Number of Shares Outstanding (in shares)	17,304,524	12,763,818	13,168,636	12,067,243